RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Notes Payable

	December 31,
	2012	2011
Notes receivable from related party:
Zhejiang Pujiang, due January 7, 2013, subsequently settled on due date	$1,830,208	$-
	$1,830,208	$-

Schedule of Related Party Accounts Receivable
	December 31,
	2012	2011
Accounts receivable from related party:
Shanghai Pujiang	$-	$10,369
Zhejiang Pujiang	-	10,430
	$-	$20,799

Summary of Related Party Transactions

		December 31,
		2012	2011	2010
	ZFX provided guarantee for the bank loans borrowed by the Company	$9,985,370	$26,105,707	$26,316,581
	ZFX provided guarantee together with SOI for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	ZFX provided guarantee together with Zhaoyang for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-
ZFX	ZFX provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$11,095,964	$1,572,698	$-

	ZFX provided guarantee for the notes payable issued by the bank	$22,984,497	$3,145,396	$-
	ZFX provided guarantee together with Zhaoyang for the notes payable issued by the bank	$3,170,275	$9,672,092	$-
	The Company provided guarantee for the short-term bank loans borrowed by ZFX	$-	$2,395,047	$-
	ZFX sold raw materials to the Company	$2,999,097	$-	$5,199,891

	SOI provided guarantee for the short-term bank loans borrowed by the Company	$3,170,275	$12,376,238	$11,645,845
SOI	SOI provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$4,718,094	$-
	SOI provided guarantee together with Dr. Tang and his wife, for the short-term bank loans borrowed by the Company	$-	$1,572,698	$-

(d)	Summary of Related Party Transactions (Continued):

	Zhaoyang provided guarantee for the notes payable issued by the bank	$-	$7,784,855	$-
Zhaoyang	Zhaoyang provided guarantee together with ZFX for the short-term bank loans borrowed by the Company	$4,755,413	$-	$-

	Zhaoyang provided guarantee together with ZFX for the notes payable issued by the bank	$3,170,275	$9,672,092	$-

	Zhaoyang purchased products from the Company	$7,136,843	$7,775,696	$14,701,440
	Shanghai Pujiang purchased products from the Company	$-	$12,931,551	$2,292,532
Shanghai Pujiang	The Company provided guarantee for the short-term bank loans borrowed by Shanghai Pujiang	$15,851,377	$13,367,933	$-

	The Company provided guarantee for the notes payable issued by Shanghai Pujiang	$12,866,563	$-	$-

Zhejiang Pujiang	Zhejiang Pujiang purchased products from the Company	$440,107	$102,622	$-